UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21983

Name of Fund: NASDAQ Premium Income & Growth Fund Inc. (QQQX)

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      NASDAQ Premium Income & Growth Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 - 03/31/2008

Item 1 - Schedule of Investments

NASDAQ Premium Income & Growth Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

Industry                                    Shares Held         Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.0%                        9,361         Boeing Co.                                            $     696,178
                                                 25,937         Ceradyne, Inc. (a)                                          828,946
                                                 45,125         L-3 Communications Holdings, Inc.                         4,933,967
                                                                                                                      -------------
                                                                                                                          6,459,091
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.5%                                  74,143         SkyWest, Inc.                                             1,565,900
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 10.7%                           117,031         Amgen, Inc. (a)                                           4,889,555
                                                 73,210         Biogen Idec, Inc. (a)                                     4,516,325
                                                 78,976         Celgene Corp. (a)                                         4,840,439
                                                 34,374         Crucell NV (a)(b)                                           529,703
                                                  6,766         Genentech, Inc. (a)                                         549,264
                                                 95,968         Genzyme Corp. (a)                                         7,153,455
                                                203,301         Gilead Sciences, Inc. (a)                                10,476,101
                                                 30,403         OSI Pharmaceuticals, Inc. (a)                             1,136,768
                                                                                                                      -------------
                                                                                                                         34,091,610
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.9%                            8,672         Affiliated Managers Group, Inc. (a)                         786,897
                                                 66,078         Calamos Asset Management, Inc. Class A                    1,075,750
                                                 16,408         Northern Trust Corp.                                      1,090,640
                                                                                                                      -------------
                                                                                                                          2,953,287
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.6%                          24,371         East-West Bancorp, Inc.                                     432,585
                                                  8,066         The PNC Financial Services Group, Inc.                      528,888
                                                 23,001         SVB Financial Group (a)                                   1,003,764
                                                                                                                      -------------
                                                                                                                          1,965,237
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 1.3%            24,687         The Advisory Board Co. (a)                                1,356,304
                                                 22,291         ChoicePoint, Inc. (a)                                     1,061,052
                                                 35,517         Stericycle, Inc. (a)                                      1,829,126
                                                                                                                      -------------
                                                                                                                          4,246,482
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 15.7%                 52,383         ADC Telecommunications, Inc. (a)                            632,787
                                                595,533         Cisco Systems, Inc. (a)                                  14,346,390
                                                 27,703         Comtech Telecommunications Corp. (a)                      1,080,417
                                                 24,960         F5 Networks, Inc. (a)                                       453,523
                                                 87,170         JDS Uniphase Corp. (a)                                    1,167,206
                                                419,575         QUALCOMM, Inc.                                           17,202,575
                                                135,550         Research In Motion Ltd. (a)                              15,212,777
                                                                                                                      -------------
                                                                                                                         50,095,675
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 13.8%                 269,638         Apple, Inc. (a)                                          38,693,053
                                                212,016         Dell, Inc. (a)                                            4,223,359
                                                 22,066         NCR Corp. (a)                                               503,767
                                                 20,207         Teradata Corp. (a)                                          445,766
                                                                                                                      -------------
                                                                                                                         43,865,945
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.6%              5,856         ITT Educational Services, Inc. (a)                          268,966
                                                  9,725         Strayer Education, Inc.                                   1,483,063
                                                                                                                      -------------
                                                                                                                          1,752,029
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.6%            48,938         The NASDAQ Stock Market, Inc. (a)                         1,891,943
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 1.2%        43,073         Electro Scientific Industries, Inc. (a)                     709,843
                                                 29,588         Flir Systems, Inc. (a)                                      890,303
                                                 28,708         National Instruments Corp.                                  750,427
                                                 93,288         Smart Modular Technologies WWH, Inc. (a)                    579,318
                                                 31,475         Trimble Navigation Ltd. (a)                                 899,870
                                                                                                                      -------------
                                                                                                                          3,829,761
-----------------------------------------------------------------------------------------------------------------------------------

NASDAQ Premium Income & Growth Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

Industry                                    Shares Held         Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 2.6%               94,975         Hercules Offshore, Inc. (a)                           $   2,385,772
                                                145,102         Superior Energy Services, Inc. (a)                        5,748,941
                                                                                                                      -------------
                                                                                                                          8,134,713
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.6%                  21,170         The Kroger Co.                                              537,718
                                                 32,664         Walgreen Co.                                              1,244,172
                                                                                                                      -------------
                                                                                                                          1,781,890
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                          64,505         Align Technology, Inc. (a)                                  716,650
Supplies - 1.3%                                  22,717         ArthroCare Corp. (a)                                        757,612
                                                  6,342         Intuitive Surgical, Inc. (a)                              2,057,028
                                                 14,478         Kinetic Concepts, Inc. (a)                                  669,318
                                                                                                                      -------------
                                                                                                                          4,200,608
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                          45,732         Express Scripts, Inc. (a)                                 2,941,482
Services - 1.2%                                  33,728         Lincare Holdings, Inc. (a)                                  948,094
                                                                                                                      -------------
                                                                                                                          3,889,576
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.2%             17,602         Darden Restaurants, Inc.                                    572,945
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.2%                        64,517         Garmin Ltd.                                               3,484,563
                                                  6,868         Mohawk Industries, Inc. (a)                                 491,817
                                                                                                                      -------------
                                                                                                                          3,976,380
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.7%                               44,254         Acxiom Corp.                                                525,295
                                                 38,647         CSG Systems International, Inc. (a)                         439,416
                                                 29,742         Computer Sciences Corp. (a)                               1,213,176
                                                                                                                      -------------
                                                                                                                          2,177,887
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.1%                                 38,379         Arch Capital Group Ltd. (a)                               2,635,486
                                                 14,608         CNA Financial Corp.                                         376,740
                                                  9,376         Erie Indemnity Co. Class A                                  479,957
                                                                                                                      -------------
                                                                                                                          3,492,183
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 1.6%                 74,480         Amazon.com, Inc. (a)                                      5,310,424
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 6.9%              40,442         DivX, Inc. (a)                                              283,094
                                                237,989         eBay, Inc. (a)                                            7,101,592
                                                 10,339         Equinix, Inc. (a)                                           687,440
                                                 30,024         Google, Inc. Class A (a)                                 13,224,671
                                                 12,328         Sohu.com, Inc. (a)                                          556,363
                                                                                                                      -------------
                                                                                                                         21,853,160
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 1.2%            45,583         Invitrogen Corp. (a)                                      3,895,979
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.2%                                  8,323         Terex Corp. (a)                                             520,188
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.1%                                     28,617         Cablevision Systems Corp. Class A (a)                       613,262
                                                  9,212         Central European Media Enterprises Ltd. Class A (a)         785,139
                                                 50,768         Liberty Media Corp. - Entertainment Class A (a)           1,149,388
                                                 12,692         Liberty Media Holding Corp. - Capital (a)                   199,772
                                                 23,942         Scholastic Corp. (a)                                        724,724
                                                                                                                      -------------
                                                                                                                          3,472,285
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.5%                           15,275         Freeport-McMoRan Copper & Gold, Inc. Class B              1,469,760
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.2%                6,784         Chevron Corp.                                               579,082
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%                         15,017         USANA Health Sciences, Inc. (a)                             330,825
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.6%                           10,583         GlaxoSmithKline Plc (b)                                     449,037
                                                166,613         Teva Pharmaceutical Industries Ltd. (b)                   7,695,854
                                                                                                                      -------------
                                                                                                                          8,144,891
-----------------------------------------------------------------------------------------------------------------------------------

NASDAQ Premium Income & Growth Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

Industry                                    Shares Held         Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                  166,592         ASML Holding NV (a)(b)                                  $ 4,133,148
Equipment - 10.3%                                38,472         Cabot Microelectronics Corp. (a)                          1,236,875
                                                 58,289         Diodes, Inc. (a)                                          1,280,026
                                                110,506         Integrated Device Technology, Inc. (a)                      986,819
                                                587,756         Intel Corp.                                              12,448,672
                                                 21,184         International Rectifier Corp. (a)                           455,456
                                                 65,049         Intersil Corp. Class A                                    1,669,808
                                                 49,971         Microsemi Corp. (a)                                       1,139,339
                                                168,478         Nvidia Corp. (a)                                          3,334,180
                                                126,246         Texas Instruments, Inc.                                   3,568,974
                                                 16,899         Varian Semiconductor Equipment
                                                                Associates, Inc. (a)                                        475,707
                                                 42,389         Xilinx, Inc.                                              1,006,739
                                                 71,769         Zoran Corp. (a)                                             980,365
                                                                                                                      -------------
                                                                                                                         32,716,108
-----------------------------------------------------------------------------------------------------------------------------------
Software - 16.5%                                254,899         Adobe Systems, Inc. (a)                                   9,071,855
                                                 17,359         Advent Software, Inc. (a)                                   739,841
                                                 20,470         Ansys, Inc. (a)                                             706,624
                                                 45,453         CA, Inc.                                                  1,022,692
                                                 18,655         Factset Research Systems, Inc.                            1,004,945
                                                 30,653         McAfee, Inc. (a)                                          1,014,308
                                                691,401         Microsoft Corp.                                          19,621,960
                                                593,697         Oracle Corp. (a)                                         11,612,713
                                                 21,764         Quality Systems, Inc.                                       650,091
                                                 32,356         SAP AG (b)                                                1,603,887
                                                 29,044         SPSS, Inc. (a)                                            1,126,326
                                                218,816         Symantec Corp. (a)                                        3,636,722
                                                 33,453         Synopsys, Inc. (a)                                          759,718
                                                                                                                      -------------
                                                                                                                         52,571,682
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.0%                         118,186         Charlotte Russe Holding, Inc. (a)                         2,049,345
                                                 65,488         Jos. A. Bank Clothiers, Inc. (a)                          1,342,504
                                                107,701         Staples, Inc.                                             2,381,269
                                                 16,690         Tiffany & Co.                                               698,310
                                                                                                                      -------------
                                                                                                                          6,471,428
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury                       16,428         Phillips-Van Heusen Corp.                                   622,950
Goods - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                              34,454         Houston Wire & Cable Co.                                    551,953
Distributors - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks
                                                                (Cost - $303,690,740) - 100.4%                          319,453,857
-----------------------------------------------------------------------------------------------------------------------------------

                                            Face Amount         Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 2.3%                        $ 7,122,164         State Street Bank & Trust Co., 1.25%, due 4/01/2008       7,122,164
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities
                                                                (Cost - $7,122,164) - 2.3%                                7,122,164
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments Before Options Written
                                                                (Cost - $310,812,904*) - 102.7%                         326,576,021
-----------------------------------------------------------------------------------------------------------------------------------

                                              Number of
                                              Contracts         Options Written
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Written                                205         NASDAQ Index 100, expiring April 2008                   (1,620,525)
                                                                at USD 1,725

NASDAQ Premium Income & Growth Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                              Number of
                                              Contracts         Options Written                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    205         NASDAQ Index 100, expiring April 2008 at
                                                                USD 1,750                                             $  (1,268,950)

                                                    205         NASDAQ Index 100, expiring May 2008 at
                                                                USD 1,750                                                (1,837,825)

                                                    205         NASDAQ Index 100, expiring May 2008 at
                                                                USD 1,775                                                (1,532,375)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Options Written (Premiums
                                                                Received - $4,286,140) - (2.0%)                          (6,259,675)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments, Net of Options Written
                                                                (Cost - $306,526,764) - 100.7%                          320,316,346

                                                                Liabilities in Excess of Other Assets - (0.7%)           (2,167,076)
                                                                                                                      -------------
                                                                Net Assets - 100.0%                                   $ 318,149,270
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 310,911,228
                                                                  =============
      Gross unrealized appreciation                               $  42,553,208
      Gross unrealized depreciation                                 (26,888,415)
                                                                  -------------
      Net unrealized appreciation                                 $  15,664,793
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.
o For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

NASDAQ Premium Income & Growth Fund Inc.

o Effective January 1, 2008, NASDAQ Premium Income & Growth Fund Inc. (the "Fund") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund's investments:

--------------------------------------------------------------------------------
                                             Investments in      Other Financial
Valuation Inputs                               Securities          Instruments*
--------------------------------------------------------------------------------
Level 1                                       $326,576,021        $(6,259,675)
Level 2                                                  0                  0
Level 3                                                  0                  0
--------------------------------------------------------------------------------
Total                                         $326,576,021        $(6,259,675)
================================================================================
*Other financial instruments are derivative instruments such as options.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NASDAQ Premium Income & Growth Fund Inc.


By: /s/ Mitchell M. Cox
    --------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive officer) of
    NASDAQ Premium Income & Growth Fund Inc.

Date: May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    --------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive officer) of
    NASDAQ Premium Income & Growth Fund Inc.

Date: May 21, 2008


By: /s/ James E. Hillman
    --------------------
    James E. Hillman
    Chief Financial Officer (principal financial officer) of
    NASDAQ Premium Income & Growth Fund Inc.

Date: May 21, 2008